Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 90,014	€ 102,972	€ 120,417
Financial liabilities	63,821	27,701	20,177
Financial assets, at fair value	90,014	102,972	120,417
Financial liabilities, at fair value	63,821	27,701	20,177
Financial liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	53,945	27,701	20,177
Financial liabilities carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,876
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,663	8,837	10,037
Financial liabilities, at fair value	28,663	8,837	10,037
Long-term debt | Financial liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,663	8,837	10,037
Derivative instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,876
Financial liabilities, at fair value	9,876
Derivative instruments | Financial liabilities carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,876
Short-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,851	1,282	18
Financial liabilities, at fair value	5,851	1,282	18
Short-term debt | Financial liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,851	1,282	18
Long-term contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	55
Financial liabilities, at fair value	55
Long-term contract liabilities | Financial liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	55
Short-term contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6
Financial liabilities, at fair value	6
Short-term contract liabilities | Financial liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,359	14,602	6,923
Financial liabilities, at fair value	19,359	14,602	6,923
Trade payables | Financial liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19,359	14,602	6,923
Other miscellaneous payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12	2,979	3,198
Financial liabilities, at fair value	12	2,979	3,198
Other miscellaneous payables | Financial liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12	2,979	3,198
Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	90,014	94,143	118,626
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,829	1,791
Long-term accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	65
Financial assets, at fair value	65
Long-term accrued income | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	65
Long-term deposit accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	700	1,745	1,698
Financial assets, at fair value	700	1,745	1,698
Long-term deposit accounts | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	700	1,745	1,698
Long-term security deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	8	8
Financial assets, at fair value	8	8	8
Long-term security deposits | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	8	8
Advance payment
Disclosure of detailed information about financial instruments [line items]
Financial assets	895
Financial assets, at fair value	895
Advance payment | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	895
Advances to suppliers - non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets		689
Financial assets, at fair value		689
Advances to suppliers - non-current | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		689
Current accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	117	92	2,000
Financial assets, at fair value	117	92	2,000
Current accrued income | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	117	92	2,000
Shortterm deposit accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,048	8,829	7,336
Financial assets, at fair value	1,048	8,829	7,336
Shortterm deposit accounts | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,048		7,336
Shortterm deposit accounts | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets		8,829
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	4,000	48
Financial assets, at fair value	0	4,000	48
Trade receivables | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	4,000	48
Foreign currency forwards
Disclosure of detailed information about financial instruments [line items]
Financial assets			1,791
Financial assets, at fair value			1,791
Foreign currency forwards | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets			1,791
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	86,736	86,553	105,687
Financial assets, at fair value	86,736	86,553	105,687
Cash and cash equivalents | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	86,736	86,553	105,687
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	444	1,055	1,849
Financial assets, at fair value	444	1,055	1,849
Other receivables | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 444	€ 1,055	€ 1,849